RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Member]
Related Party Transaction [Line Items]
Related parties paid expenses	$ 135,081	$ 532,912	$ 344,218	$ 498,549